NORTHERN LIGHTS FUND TRUST

January 31, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	13D Activist Fund
Ascendant Deep Value Convertibles Fund
Ascendant Tactical Yield Fund
Crow Point Alternative Income Fund
Deer Pak Total Return Credit Fund
Equinox MutualHedge Futures Strategy Fund
Grant Park Managed Futures Strategy Fund
Grant Park Multi-Alternative Strategies Fund
Navigator Duration Neutral Bond Fund
Navigator Equity Hedged Fund
Navigator Sentry Managed Volatility Fund
Navigator Tactical Fixed Income Fund
Patriot Balanced Fund
Patriot Fund
Probabilities Fund
Sandalwood Opportunity Fund
Sierra Core Retirement Fund
Sierra Strategic Income Fund

Post-Effective Amendment No. 923, 924, 925, 926, 927, 928, 929, 930, 931, 932 and 933 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, Ascendant Deep Value Convertibles Fund, Ascendant Tactical Yield Fund, Crow Point Alternative Income Fund, Deer Pak Total Return Credit Fund, Equinox MutualHedge Futures Strategy Fund, Grant Park Managed Futures Strategy Fund, Grant Park Multi-Alternative Strategies Fund, Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund, Patriot Balanced Fund, Patriot Fund, Probabilities Fund, Sandalwood Opportunity Fund, Sierra Core Retirement Fund and Sierra Strategic Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Crow Point Alternative Income Fund	923	0001580642-17-000391	January 25, 2017
Ascendant Deep Value Convertibles Fund	924	0001580642-17-000395	January 25, 2017
Ascendant Tactical Yield Fund	924	0001580642-17-000395	January 25, 2017
Patriot Balanced Fund	925	0001580642-17-000396	January 25, 2017
Patriot Fund	925	0001580642-17-000396	January 25, 2017
Navigator Duration Neutral Bond Fund	926	0001580642-17-000397	January 25, 2017
Navigator Equity Hedged Fund	926	0001580642-17-000397	January 25, 2017
Navigator Sentry Managed Volatility Fund	926	0001580642-17-000397	January 25, 2017
Navigator Tactical Fixed Income Fund	926	0001580642-17-000397	January 25, 2017
Equinox MutualHedge Futures Strategy Fund	927	0001580642-17-000437	January 26, 2017
Probabilities Fund	928	0001580642-17-000438	January 26, 2017
Grant Park Managed Futures Strategy Fund	929	0001580642-17-000439	January 26, 2017
Grant Park Multi-Alternative Strategies Fund	929	0001580642-17-000439	January 26, 2017
Sierra Core Retirement Fund	930	0001580642-17-000441	January 26, 2017
Sierra Strategic Income Fund	930	0001580642-17-000441	January 26, 2017
Deer Pak Total Return Credit Fund	931	0001580642-17-000476	January 27, 2017
Sandalwood Opportunity Fund	932	0001580642-17-000478	January 27, 2017
13D Activist Fund	933	0001580642-17-000479	January 27, 2017

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Assistant Secretary